SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Mar. 31, 2017
Valuation and Qualifying Accounts [Abstract]
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II

VALUATION AND QUALIFYING ACCOUNTS

SONY CORPORATION AND CONSOLIDATED SUBSIDIARIES

	Yen in millions
	Balance at beginning of period	Additions charged to costs and expenses	Deductions (Note 1)	Other (Note 2)	Balance at end of period
Fiscal year ended March 31, 2015:
Allowance for doubtful accounts and sales returns	75,513	60,252	(51,211)	2,044	86,598

Fiscal year ended March 31, 2016:
Allowance for doubtful accounts and sales returns	86,598	56,687	(66,443)	(4,059)	72,783

Fiscal year ended March 31, 2017:
Allowance for doubtful accounts and sales returns	72,783	33,667	(50,858)	(2,442)	53,150

Notes: 1. Reversal including amounts written off. 2. Translation adjustment.
	Balance at beginning of period	Additions	Deductions	Other (Note 1)	Balance at end of period
Fiscal year ended March 31, 2015:
Valuation allowance — Deferred tax assets	1,027,530	137,039	(80,541)	(6,406)	1,077,622

Fiscal year ended March 31, 2016:
Valuation allowance — Deferred tax assets	1,077,622	154,171	(116,277)	(59,658)	1,055,858

Fiscal year ended March 31, 2017:
Valuation allowance — Deferred tax assets	1,055,858	149,697	(154,210)	619	1,051,964

Note:

1.	Translation adjustment and the effect of changes in statutory tax rate.